Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.55%
Alabama–3.65%
Alabama (State of) Economic Settlement Authority; Series 2016 A, RB	4.00%	09/15/2033	$2,150	$2,150,412
Alabama Highway Authority;
Series 2025, RB (INS - AGI)(a)	5.00%	09/01/2042	3,500	3,877,351
Series 2025, RB (INS - AGI)(a)	5.00%	09/01/2043	2,805	3,088,845
Black Belt Energy Gas District (The);
Series 2022 B-1, RB(b)	4.00%	10/01/2027	12,950	13,052,143
Series 2023 B, RB(b)	5.25%	12/01/2030	5,000	5,393,991
Series 2024 A, RB(b)	5.25%	09/01/2032	2,815	2,927,116
Series 2026 F, RB	5.00%	12/01/2035	4,000	4,252,101
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(b)(c)	4.00%	08/03/2026	12,530	12,610,404
Black Belt Energy Gas District (The) (No. 6); Series 2021 B, RB(b)	4.00%	12/01/2026	4,000	4,010,934
Black Belt Energy Gas District (The) (No. 7); Series 2021, RB(b)	4.00%	12/01/2026	22,905	22,966,479
Jefferson (County of), AL;
Series 2024, Ref. RB	5.00%	10/01/2037	2,345	2,559,468
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2040	2,500	2,733,558
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2043	3,500	3,780,704
Southeast Energy Authority, A Cooperative District; Series 2025 D, RB	5.00%	09/01/2035	10,000	10,866,160
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	3,900	4,147,472
UAB Medicine Finance Authority; Series 2016 B, Ref. RB	5.00%	09/01/2035	3,500	3,513,526
				101,930,664
Alaska–0.22%
Alaska (State of) Municipal Bond Bank Authority; Series 2015-3, Ref. RB	5.25%	10/01/2036	60	60,091
Alaska Housing Finance Corp.; Series 2025 A, Ref. RB	5.00%	12/01/2030	2,500	2,713,880
Northern Tobacco Securitization Corp.;
Series 2021 A-1, Ref. RB	4.00%	06/01/2034	2,000	2,055,330
Series 2021 B-1, Ref. RB	4.00%	06/01/2050	1,250	1,219,820
				6,049,121
Arizona–2.76%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2022, Ref. RB	4.00%	07/01/2030	1,405	1,383,358
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Northern Nevada); Series 2022 A, RB(d)	4.50%	07/15/2029	1,250	1,221,211
Arizona (State of) Industrial Development Authority (Social Bonds);
Series 2023, RB	5.00%	11/01/2028	2,000	2,077,292
Series 2023, RB	5.00%	11/01/2040	1,000	1,061,765
Arizona State University Board of Regents;
Series 2017 B, Ref. RB	5.00%	07/01/2043	2,000	2,030,963
Series 2026 A, RB	5.00%	08/01/2044	1,465	1,606,180
Series 2026 A, RB	5.00%	08/01/2045	1,000	1,086,374
Glendale (City of), AZ; Series 2025, Ref. RB	5.00%	07/01/2032	2,580	2,900,454
Glendale (City of), AZ Industrial Development Authority (Midwestern University);
Series 2025, RB	5.00%	05/15/2042	1,350	1,464,778
Series 2025, RB	5.00%	05/15/2043	1,500	1,618,089
Maricopa (City of), AZ; Series 2026, RB	5.00%	07/15/2045	350	376,542
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group);
Series 2016, Ref. RB	5.00%	01/01/2034	3,215	3,257,747
Series 2016, Ref. RB	5.00%	01/01/2035	2,795	2,832,162
Series 2026 D, Ref. RB	5.00%	01/01/2038	8,000	8,944,132
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(d)	3.00%	07/01/2031	625	592,971
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Mesa (City of), AZ;
Series 2014, RB(b)(c)	4.00%	07/01/2026	$13,350	$13,366,276
Series 2018, RB	5.00%	07/01/2042	4,500	4,621,327
Series 2023, RB	5.00%	07/01/2040	2,390	2,617,051
Phoenix Civic Improvement Corp.;
Series 2017, Ref. RB	5.00%	07/01/2039	7,125	7,138,525
Series 2019 A, RB	5.00%	07/01/2045	2,225	2,285,626
Series 2025 C, Ref. RB	5.00%	07/01/2031	2,000	2,223,369
Pima (County of), AZ Industrial Development Authority (The) (Tucson Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	605	553,017
Pinal (County of), AZ; Series 2025, RB (INS - BAM)(a)	5.00%	08/01/2032	1,000	1,121,775
Pinal County Electric District No. 3; Series 2016, Ref. RB	5.00%	07/01/2035	1,000	1,001,151
Queen Creek (Town of ), AZ;
Series 2026, COP	5.00%	10/01/2043	1,000	1,095,348
Series 2026, COP	5.00%	10/01/2044	700	759,995
Tempe (City of), AZ; Series 2025, Ref. GO Bonds	5.00%	07/01/2029	1,880	2,019,226
University of Arizona Board of Regents;
Series 2025 A, Ref. RB	5.00%	06/01/2029	1,000	1,068,045
Series 2026 A, RB	5.00%	08/01/2045	1,000	1,084,552
Series 2026 A, Ref. RB	5.00%	06/01/2045	1,000	1,085,272
University of Arizona Board of Regents (Green Bonds); Series 2016 B, RB(b)(c)	5.00%	06/01/2026	2,515	2,515,000
				77,009,573
California–2.96%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2023, RB(b)	5.25%	04/01/2030	6,000	6,342,265
Series 2024 E, RB(b)	5.00%	09/01/2032	3,750	3,986,997
Series 2024, RB(b)	5.00%	04/01/2032	5,250	5,570,875
Series 2025 C, RB(b)	5.00%	10/01/2033	5,000	5,224,171
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-1, Ref. RB	5.00%	06/01/2049	350	350,000
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	155	155,000
California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	4.00%	03/01/2033	240	240,029
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2018 A, RB	5.00%	11/15/2048	10,000	10,041,704
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,474
Series 2023-1, RB	4.38%	09/20/2036	2,910	2,945,242
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	4.00%	06/01/2026	315	315,000
California State University; Series 2016 A, Ref. RB	5.00%	11/01/2041	6,000	6,007,820
East Side Union High School District (Election of 2016); Series 2025 D, GO Bonds	5.00%	08/01/2029	1,000	1,078,734
Imperial Irrigation District; Series 2016 B-2, Ref. RB	5.00%	11/01/2041	1,680	1,689,472
Los Angeles (County of), CA Public Works Financing Authority; Series 2016 D, RB	5.00%	12/01/2045	1,600	1,603,598
Northern California Energy Authority; Series 2024, Ref. RB(b)	5.00%	08/01/2030	6,400	6,791,267
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	270	270,121
Plumas Lake Elementary School District;
Series 2026 A, COP (INS - AGI)(a)	5.00%	06/01/2042	655	681,112
Series 2026 A, COP (INS - AGI)(a)	5.00%	06/01/2043	415	430,467
Regents of the University of California Medical Center; Series 2007 B-2, VRD Ref. RB(e)	1.55%	05/15/2032	1,565	1,565,000
San Diego (City of), CA Public Facilities Financing Authority; Series 2016 B, Ref. RB	5.00%	08/01/2038	8,735	8,759,533
San Jose (City of), CA; Series 2017 B, Ref. RB	5.00%	03/01/2042	5,720	5,788,293
Sonoma (County of), CA Junior College District (Election of 2014); Series 2016 A, GO Bonds	5.00%	08/01/2041	1,750	1,754,560
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	2,000	2,113,526
Series 2019, Ref. RB	5.00%	06/01/2048	5,215	5,150,248
Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB(d)(e)	1.67%	10/01/2049	2,600	2,600,000
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2027	$1,000	$1,038,474
				82,497,982
Colorado–2.67%
Adams & Arapahoe (Counties of), CO Joint School District No. 28J; Series 2025, GO Bonds	5.50%	12/01/2035	2,000	2,405,337
Adams & Weld (Counties of) & Broomfield (City & County of), CO School District No. 27J; Series 2026 A, GO Bonds	5.50%	12/01/2046	225	253,492
Arapahoe County School District No. 1 Englewood; Series 2017, GO Bonds	5.00%	12/01/2037	1,790	1,804,688
Arapahoe County School District No. 5 Cherry Creek; Series 2024, GO Bonds	5.25%	12/15/2041	1,700	1,925,615
Berthoud-Heritage Metropolitan District No. 1; Series 2026, Ref. GO Bonds (INS - AGI)(a)	5.00%	12/01/2040	500	531,165
Broomfield (City & County of), CO;
Series 2026, COP	5.00%	02/01/2043	1,000	1,093,092
Series 2026, COP	5.00%	02/01/2044	1,000	1,083,205
Series 2026, RB	5.00%	12/01/2043	1,500	1,657,839
Series 2026, Ref. RB	5.00%	12/01/2043	1,000	1,105,226
Series 2026, Ref. RB	5.00%	12/01/2044	1,000	1,095,346
Colorado (State of);
Series 2017 J, COP	5.25%	03/15/2042	1,250	1,262,602
Series 2025, COP	5.00%	03/15/2042	1,655	1,816,735
Series 2025, COP	5.00%	03/15/2043	1,250	1,365,884
Colorado (State of) Bridge & Tunnel Enterprise; Series 2025 A, RB (INS - AGI)(a)	5.00%	12/01/2029	1,000	1,076,570
Colorado (State of) Department of Transportation; Series 2017, COP(b)(c)	5.00%	06/15/2026	3,730	3,733,191
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 B-2, RB(b)	5.00%	08/01/2026	2,000	2,001,639
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center); Series 2015, RB	5.00%	01/15/2035	2,000	2,002,520
Colorado Springs (City of), CO;
Series 2025 A, RB	5.00%	11/15/2032	1,500	1,699,856
Series 2025 A, RB	5.00%	11/15/2042	2,000	2,228,210
Colorado State University Research Foundation; Series 2025 A, RB(d)	5.00%	03/01/2040	2,750	2,831,477
Dawson Trails Metropolitan District No. 1; Series 2026, Ref. GO Bonds(f)	0.00%	12/01/2033	5,000	3,009,150
Denver (City & County of), CO;
Series 2012 B, RB	4.00%	11/15/2031	1,125	1,126,724
Series 2012 B, RB	5.00%	11/15/2043	2,590	2,592,460
Eagle River Water & Sanitation District; Series 2016, GO Bonds	5.00%	12/01/2045	1,360	1,364,316
El Paso (County of), CO School District No. 20; Series 2017, GO Bonds	5.00%	12/15/2033	2,900	2,935,544
El Paso (County of), CO School District No. 3 (Widefield School District); Series 2025 B, GO Bonds	5.25%	12/01/2044	975	1,072,951
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(d)	3.75%	12/01/2029	385	378,393
Fort Collins (City of), CO Urban Renewal Authority (North College Urban Renewal Area);
Series 2025, Ref. RB (INS - AGI)(a)	5.00%	12/01/2029	1,345	1,433,136
Series 2025, Ref. RB (INS - AGI)(a)	5.00%	12/01/2030	2,720	2,940,171
Fort Collins-Loveland Water District; Series 2025, RB	5.00%	12/01/2042	1,000	1,113,721
Grand River Hospital District; Series 2026, GO Bonds (INS - AGI)(a)	6.00%	12/01/2044	1,000	1,153,777
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(a)	5.50%	12/01/2038	1,200	1,350,177
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	1,447	1,501,399
Public Authority for Colorado Energy; Series 2008, RB	6.25%	11/15/2028	1,305	1,360,757
Raindance Metropolitan District No. 2; Series 2024, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2039	470	504,415
Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI)(a)	5.00%	12/01/2040	500	532,076
Summit County School District No. RE-1; Series 2017, GO Bonds	5.00%	12/01/2036	1,715	1,731,543
Thompson School District No. R2-J; Series 2026, GO Bonds	5.50%	12/15/2044	2,000	2,303,261
Timnath (Town of), CO;
Series 2026, COP	5.00%	12/01/2044	1,000	1,080,139
Series 2026, COP	5.00%	12/01/2045	1,000	1,070,077
Series 2026, COP	5.00%	12/01/2046	1,000	1,059,480
University of Colorado;
Series 2025 C-2, Ref. RB	5.00%	06/01/2040	1,000	1,119,196
Series 2025 C-2, Ref. RB	5.00%	06/01/2041	650	723,187
Series 2025 C-2, Ref. RB	5.00%	06/01/2042	1,000	1,104,592
Weld County School District No. RE-4; Series 2016, GO Bonds	5.25%	12/01/2041	5,895	5,942,147
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(d)	6.00%	12/01/2038	$1,000	$1,046,231
				74,522,709
Connecticut–1.14%
Connecticut (State of);
Series 2025 A, GO Bonds	5.00%	03/15/2028	2,000	2,089,153
Series 2025 A, GO Bonds	5.00%	03/15/2029	1,500	1,596,984
Series 2025 A, GO Bonds	5.00%	03/15/2030	750	813,887
Series 2025, Ref. RB	5.00%	07/01/2043	4,000	4,423,861
Connecticut (State of) (Transportation Infrastructure); Series 2016 A, RB	5.00%	09/01/2036	4,000	4,016,483
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University);
Series 2025 O, Ref. RB	5.00%	07/01/2031	1,000	1,097,207
Series 2025 O, Ref. RB	5.00%	07/01/2032	3,000	3,331,806
Series 2026 P, Ref. RB	5.00%	07/01/2045	3,500	3,754,953
Connecticut (State of) Health & Educational Facilities Authority (Yale University); Series 2025 B-1, RB(b)	5.00%	07/01/2030	5,000	5,438,548
Connecticut (State of) Housing Finance Authority; Series 2020 E-1, Ref. RB	3.00%	11/15/2050	755	746,030
Connecticut (State of) Housing Finance Authority (Social Bonds); Series 2022, RB (CEP - GNMA)	5.50%	11/15/2052	4,395	4,622,638
				31,931,550
Delaware–0.26%
Delaware (State of) Economic Development Authority (Delmarva Power & Light); Series 2020, Ref. RB	3.60%	01/01/2031	3,000	3,093,162
Delaware (State of) Economic Development Authority (NRG Energy);
Series 2020 A, Ref. RB(b)	4.00%	10/01/2035	2,000	2,016,422
Series 2020 B, Ref. RB(b)	4.00%	10/01/2035	2,100	2,117,243
				7,226,827
District of Columbia–1.61%
District of Columbia;
Series 2025 A, Ref. RB	5.00%	06/01/2028	3,000	3,144,236
Series 2026 C, VRD GO Bonds(e)	1.72%	06/01/2051	7,500	7,500,000
District of Columbia (Children’s Hospital Obligated Group); Series 2015, Ref. RB	5.00%	07/15/2040	5,310	5,315,352
District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	1,325	1,365,919
District of Columbia Water & Sewer Authority; Series 2024 B, Ref. VRD RB(e)	2.05%	10/01/2054	13,100	13,100,000
Metropolitan Washington Airports Authority; Series 2019 A, Ref. RB	5.00%	10/01/2044	1,125	1,153,959
Washington Metropolitan Area Transit Authority;
Series 2017 B, RB	5.00%	07/01/2042	1,250	1,268,998
Series 2018, RB	5.00%	07/01/2037	1,000	1,017,600
Series 2018, RB	5.00%	07/01/2043	11,000	11,157,397
				45,023,461
Florida–6.22%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2014 B, RB	5.00%	12/01/2034	3,815	3,819,300
Ave Maria Stewardship Community District (Phase 5);
Series 2025, RB	4.00%	05/01/2030	470	468,774
Series 2025, RB	4.38%	05/01/2035	565	562,071
Broward (County of), FL School District; Series 2025, Ref. GO Bonds (INS - AGI)(a)	5.00%	07/01/2030	1,000	1,088,113
Cape Coral (City of), FL; Series 2017, Ref. RB	5.00%	10/01/2033	1,740	1,782,158
Capital Trust Authority (Classical Academy of Sarasota (The));
Series 2024, RB(d)	5.00%	07/01/2039	1,480	1,477,819
Series 2025, RB(d)	5.00%	07/01/2036	855	873,091
Capital Trust Authority (Plato Academy Schools); Series 2024, RB	5.00%	12/15/2044	1,155	1,137,508
Capital Trust Authority (UF Health);
Series 2025 A, Ref. RB	5.00%	12/01/2030	2,000	2,162,342
Series 2025 A, Ref. RB	5.00%	12/01/2032	3,000	3,307,736
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Connerton East Community Development District;
Series 2025, RB	4.00%	06/15/2030	$205	$206,009
Series 2025, RB	4.25%	06/15/2035	350	350,229
Series 2025, RB	5.25%	06/15/2045	670	685,899
Creekview Community Development District (Phase 2); Series 2024, RB	4.60%	05/01/2031	640	646,205
Delray Beach (City of), FL; Series 2025, RB	5.00%	10/01/2041	1,500	1,661,528
Duval (County of), FL School Board;
Series 2025 A, Ref. COP (INS - AGI)(a)	5.00%	07/01/2029	1,400	1,496,368
Series 2025 A, Ref. COP (INS - AGI)(a)	5.00%	07/01/2030	1,000	1,088,517
East Central Regional Wastewater Treatment Facilities Operation Board; Series 2017, Ref. RB	5.00%	10/01/2037	2,000	2,043,626
Escambia (County of), FL School Board; Series 2025 A, COP (INS - AGI)(a)	5.00%	02/01/2032	885	983,007
Florida (State of) Municipal Power Agency (All-Requirements Power Supply); Series 2025 A, Ref. RB	5.00%	10/01/2031	2,000	2,216,006
Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(d)	5.25%	06/15/2029	1,200	1,202,845
Florida Housing Finance Corp.; Series 2018 2, RB (CEP - GNMA)	4.25%	01/01/2050	805	808,203
Gainesville (City of), FL; Series 2012 B, Ref. VRD RB(e)	2.10%	10/01/2042	5,265	5,265,000
Greater Orlando Aviation Authority;
Series 2016 B, RB	5.00%	10/01/2039	2,165	2,172,954
Series 2016 B, RB	5.00%	10/01/2042	3,630	3,643,386
Hialeah (City of), FL;
Series 2022, Ref. RB	5.00%	10/01/2039	2,640	2,813,397
Series 2022, Ref. RB	5.00%	10/01/2040	2,770	2,943,889
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2015 A, RB	5.00%	10/01/2044	10,000	10,005,848
Lee (County of), FL Industrial Development Authority (Cypress Cove at HealthPark Florida, Inc.);
Series 2026, Ref. RB(d)	4.50%	10/01/2036	1,970	1,965,460
Series 2026, Ref. RB(d)	5.25%	10/01/2044	1,625	1,635,892
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group); Series 2024 B-3, RB	4.13%	11/15/2029	2,145	2,147,194
Lee (County of), FL School Board (The); Series 2025 A, COP	5.00%	08/01/2043	5,000	5,437,273
Miami (City of) & Dade (County of), FL School Board (The); Series 2022 A, GO Bonds (INS - BAM)(a)	5.00%	03/15/2041	1,865	2,012,351
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2026 A, Ref. RB	5.00%	11/15/2044	1,425	1,518,380
Miami-Dade (County of), FL;
Series 2016 A, Ref. GO Bonds	5.00%	07/01/2037	4,260	4,265,770
Series 2016 A, Ref. RB	5.00%	10/01/2041	10,635	10,682,322
Series 2019 B, RB	5.00%	10/01/2044	2,135	2,225,691
Series 2023 A, RB	6.00%	04/01/2029	1,525	1,658,185
Series 2024, Ref. GO Bonds	5.00%	07/01/2042	4,450	4,843,464
Series 2025 A, RB	5.00%	10/01/2042	2,000	2,215,607
Series 2025 A, RB	5.00%	10/01/2043	1,000	1,101,134
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB (INS - AGI)(a)	5.00%	07/01/2035	4,135	4,138,848
Series 2010 A, RB	5.00%	07/01/2040	10,140	10,146,222
Series 2013 A, RB	5.00%	07/01/2033	1,000	1,001,208
New Port Corners Community Development District; Series 2025, RB(d)	4.25%	06/15/2035	500	497,495
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,535	2,548,325
Series 2016 A, Ref. RB	5.00%	10/01/2035	1,210	1,215,781
Series 2016 A, Ref. RB	5.00%	10/01/2036	2,685	2,696,958
Series 2016 A, Ref. RB	5.00%	10/01/2039	3,480	3,493,404
Orange (County of), FL School Board; Series 2016 C, Ref. COP(b)(c)	5.00%	08/01/2026	4,475	4,492,951
Orlando (City of), FL Utilities Commission;
Series 2025 A, RB	5.00%	10/01/2041	1,700	1,876,102
Series 2025 A, RB	5.00%	10/01/2042	1,000	1,094,351
Palm Beach (County of), FL School District; Series 2025 A, Ref. COP	5.00%	08/01/2030	1,625	1,767,178
Palm Coast (City of), FL; Series 2026, Ref. RB	5.00%	10/01/2045	1,450	1,560,879
Parrish Lakes Community Development District; Series 2024, RB	5.00%	05/01/2031	285	289,273
PBR Community Development District; Series 2026 A-1, Ref. RB	5.00%	03/01/2048	1,250	1,244,986
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Pinellas (County of), FL Housing Finance Authority (Social Bonds); Series 2021 A, RB (CEP - GNMA)	3.00%	03/01/2052	$1,875	$1,851,215
Pinellas (County of), FL School Board; Series 2017 A, COP	5.00%	07/01/2037	3,000	3,047,378
Port St. Lucie (City of), FL; Series 2025, Ref. GO Bonds	5.00%	07/01/2032	1,560	1,750,978
Sarasota (County of), FL; Series 2025, RB	5.00%	10/01/2041	1,500	1,656,526
Seminole (County of), FL;
Series 2025 A, Ref. RB	5.00%	10/01/2031	1,050	1,171,116
Series 2025 A, Ref. RB	5.00%	10/01/2032	1,700	1,922,434
Seminole (County of), FL School Board; Series 2016 C, COP	5.00%	07/01/2036	1,000	1,001,482
Seminole (County of), FL School District;
Series 2025, RB (INS - AGI)(a)	5.00%	10/01/2029	1,450	1,557,619
Series 2025, RB (INS - AGI)(a)	5.00%	10/01/2030	1,100	1,202,599
South Miami (City of), FL Health Facilities Authority; Series 2017, Ref. RB	5.00%	08/15/2042	6,270	6,363,826
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2025 B, RB(b)	5.00%	08/15/2030	3,000	3,242,586
St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2026	185	184,911
Series 2021, Ref. RB	4.00%	12/15/2027	215	214,865
Series 2021, Ref. RB	4.00%	12/15/2028	200	199,942
Series 2021, Ref. RB	4.00%	12/15/2029	220	219,659
Series 2021, Ref. RB	4.00%	12/15/2030	200	199,382
Series 2021, Ref. RB	4.00%	12/15/2031	205	203,489
Tampa (City of) & Hillsborough (County of), FL Expressway Authority; Series 2017, RB	5.00%	07/01/2047	1,980	1,994,278
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University); Series 2025, RB	5.00%	10/15/2032	3,000	3,345,898
Wildblue Community Development District; Series 2026, RB(d)	4.45%	05/01/2036	600	602,188
Wildwood (City of), FL Village Community Development District No. 15;
Series 2023, RB(d)	4.25%	05/01/2028	340	344,327
Series 2023, RB(d)	4.38%	05/01/2033	960	988,970
Series 2024, RB(d)	3.75%	05/01/2029	750	754,174
Series 2024, RB(d)	4.00%	05/01/2034	1,235	1,249,477
Wildwood (City of), FL Village Community Development District No. 16; Series 2025, RB	4.50%	05/01/2040	1,750	1,776,812
				173,730,643
Georgia–3.60%
Atlanta (City of), GA (Green Bonds); Series 2024, RB (INS - BAM)(a)	5.00%	11/01/2041	1,250	1,385,746
Atlanta Development Authority (The) (Westside Gulch Area); Series 2024 A, RB(d)	5.00%	04/01/2034	1,500	1,539,818
Burke (County of), GA Development Authority (Georgia Power Company);
Series 2009, VRD RB(e)	2.05%	07/01/2049	9,000	9,000,000
Series 2018, Ref. VRD RB(e)	2.15%	11/01/2052	5,000	5,000,000
Burke (County of), GA Development Authority (The); Series 1994, RB(b)	3.00%	06/15/2029	1,000	1,004,103
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.); Series 2017 A, Ref. RAC	5.00%	04/01/2042	5,560	5,607,026
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	6,000	6,008,302
Douglas (County of), GA School District;
Series 2025, GO Bonds	5.00%	04/01/2033	1,000	1,136,492
Series 2025, GO Bonds	5.00%	04/01/2041	1,000	1,122,173
Series 2025, GO Bonds	5.00%	04/01/2042	3,000	3,340,495
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2017, Ref. RB	5.00%	02/15/2045	6,315	6,348,192
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	725	680,759
Jackson (County of), GA School District; Series 2025, GO Bonds	5.00%	03/01/2030	500	542,945
Macon-Bibb (County of), GA; Series 2025, GO Bonds	5.00%	06/01/2031	1,000	1,106,328
Main Street Natural Gas, Inc.;
Series 2021 A, RB(b)	4.00%	09/01/2027	20,880	21,142,215
Series 2021 C, RB(b)	4.00%	12/01/2028	5,000	5,067,257
Series 2022 C, RB(b)(d)	4.00%	11/01/2027	16,250	16,284,219
Series 2023 C, RB(b)	5.00%	09/01/2030	2,000	2,126,273
Series 2024 B, RB(b)	5.00%	03/01/2032	10,000	10,781,033
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Savannah-Georgia Convention Center Authority (HMT Pledge);
Series 2025 C, RB (INS - AGI)(a)	5.00%	06/01/2034	$325	$364,198
Series 2025 C, RB (INS - AGI)(a)	5.00%	06/01/2035	300	338,111
Series 2025 C, RB (INS - AGI)(a)	5.00%	06/01/2039	550	605,265
				100,530,950
Guam–0.04%
Guam (Territory of) Waterworks Authority;
Series 2025 A, RB	5.00%	07/01/2031	270	291,059
Series 2025 A, RB	5.00%	07/01/2032	650	707,522
				998,581
Hawaii–0.27%
Honolulu (City & County of), HI;
Series 2017 A, GO Bonds	5.00%	09/01/2041	1,770	1,798,711
Series 2018 A, GO Bonds	5.00%	09/01/2041	2,000	2,062,008
Series 2023, RB(b)	5.00%	06/01/2026	3,625	3,625,000
				7,485,719
Idaho–0.11%
Idaho (State of) Housing & Finance Association; Series 2024 A, RB (CEP - GNMA)	6.00%	07/01/2054	2,780	3,046,650
Illinois–4.52%
Chicago (City of), IL; Series 2023 B, Ref. RB (INS - AGI)(a)	5.00%	11/01/2039	1,250	1,337,151
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.25%	01/01/2029	1,665	1,690,776
Series 2024 B, RB	5.00%	01/01/2040	1,000	1,097,092
Series 2025 B, RB	5.00%	01/01/2042	1,500	1,634,471
Series 2025 C, Ref. RB	5.00%	01/01/2041	1,000	1,106,708
Series 2026 A, RB	5.00%	01/01/2045	2,500	2,673,215
Chicago (City of), IL Midway International Airport;
Series 2025 B, Ref. RB	5.00%	01/01/2041	3,500	3,842,995
Series 2025 B, Ref. RB	5.00%	01/01/2042	2,500	2,722,204
Chicago (City of), IL O’Hare International Airport; Series 2017 D, RB	5.25%	01/01/2042	2,395	2,417,291
Cook & DuPage (Counties of), IL (Elmhurst Park District);
Series 2025, GO Bonds	5.00%	12/15/2041	500	543,294
Series 2025, GO Bonds	5.00%	12/15/2042	1,000	1,081,397
Cook & DuPage (Counties of), IL Combined School District No. 113A (Lemont-Bromberek);
Series 2025, GO Bonds	5.00%	12/01/2031	1,175	1,298,583
Series 2025, GO Bonds	5.00%	12/01/2032	1,235	1,377,004
Cook (County of), IL;
Series 2017, Ref. RB	5.00%	11/15/2037	1,900	1,940,854
Series 2018, Ref. GO Bonds	5.00%	11/15/2034	1,000	1,007,907
Series 2018, Ref. RB	5.25%	11/15/2035	1,000	1,027,764
Series 2021 A, Ref. RB	5.00%	11/15/2030	1,600	1,744,879
Series 2025, Ref. RB	5.00%	11/15/2041	600	657,789
Series 2025, Ref. RB	5.00%	11/15/2042	1,000	1,084,839
Cook (County of), IL School District No. 102 (La Grange);
Series 2025, GO Bonds (INS - BAM)(a)	5.00%	12/15/2041	100	107,601
Series 2025, GO Bonds (INS - BAM)(a)	5.00%	12/15/2042	1,000	1,067,154
DuPage County High School District No. 87 Glenbard; Series 2026, GO Bonds	5.00%	01/01/2045	1,320	1,409,086
Grundy, Kendall & Will Counties Community High School District No. 111 (Minooka); Series 2022, GO Bonds	5.00%	10/15/2028	1,480	1,544,350
Illinois (State of);
Series 2013, RB	5.00%	06/15/2026	500	500,394
Series 2016, GO Bonds	5.00%	06/01/2027	1,010	1,011,636
Series 2017 D, GO Bonds	5.00%	11/01/2027	1,065	1,097,065
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority;
Series 2016 A, Ref. RB	5.00%	10/01/2035	$3,750	$3,769,044
Series 2019, Ref. RB	5.00%	09/01/2038	1,000	975,932
Series 2019, Ref. RB	4.00%	09/01/2039	1,000	873,103
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	1,480	1,534,713
Illinois (State of) Finance Authority (Ascension Health);
Series 2016 C, Ref. RB(b)(c)	5.00%	02/15/2027	425	431,698
Series 2016 C, Ref. RB	5.00%	02/15/2036	2,075	2,094,580
Illinois (State of) Finance Authority (DePaul College Prep Foundation);
Series 2023, Ref. RB(d)	4.30%	08/01/2028	935	941,857
Series 2023, Ref. RB(d)	5.25%	08/01/2038	1,300	1,385,293
Illinois (State of) Finance Authority (DePaul University); Series 2016, RB	5.00%	10/01/2041	2,500	2,506,408
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2034	1,650	1,655,707
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2030	380	385,347
Series 2017, Ref. RB	5.00%	08/01/2031	375	379,798
Series 2017, Ref. RB	5.00%	08/01/2033	470	474,974
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, RB (INS - NATL)(a)(f)	0.00%	12/15/2032	15,000	11,978,111
Illinois (State of) Regional Transportation Authority; Series 2004 A, RB (INS - AGI)(a)	5.75%	06/01/2029	2,050	2,188,782
Illinois (State of) Toll Highway Authority;
Series 2014 C, RB	5.00%	01/01/2036	8,170	8,180,512
Series 2015 A, RB	5.00%	01/01/2037	5,550	5,555,320
Series 2015 A, RB	5.00%	01/01/2040	6,610	6,616,793
Series 2015 B, RB	5.00%	01/01/2036	4,000	4,005,146
Series 2017 A, RB	5.00%	01/01/2042	5,825	5,944,484
Joliet (City of), IL; Series 2025, RB (INS - BAM)(a)	5.00%	01/01/2043	750	805,440
Long Grove (Village of), IL (Sunset Grove);
Series 2020, Ref. RB	3.10%	01/01/2027	290	288,697
Series 2020, Ref. RB	3.25%	01/01/2028	305	303,857
Series 2020, Ref. RB	3.35%	01/01/2029	320	319,531
Series 2020, Ref. RB	3.50%	01/01/2030	330	328,947
Series 2020, Ref. RB	3.60%	01/01/2031	345	344,255
Series 2020, Ref. RB	3.70%	01/01/2032	490	488,726
Morton Grove-Niles Water Commission; Series 2018 A, GO Bonds	5.00%	12/01/2041	3,635	3,701,542
Peoria (City of), IL Public Building Commission; Series 2019 A, Ref. RB (INS - AGI)(a)	5.00%	12/01/2029	3,430	3,533,560
Railsplitter Tobacco Settlement Authority; Series 2017, RB(c)	5.00%	06/01/2026	5,135	5,135,000
Sales Tax Securitization Corp.; Series 2017, Ref. RB	5.00%	01/01/2028	1,120	1,158,708
University of Illinois Auxiliary Facilities System; Series 2026 A, Ref. RB	5.00%	04/01/2034	5,000	5,663,202
Winnebago, Ogle, Boone, Stephenson, DeKalb & McHenry (Counties of), IL Community College District No. 511 (Rock Valley College); Series 2025 B, Ref. GO Bonds	5.00%	01/01/2030	4,820	5,176,371
				126,148,937
Indiana–2.16%
Columbus (City of), IN; Series 2016, Ref. RB (INS - BAM)(a)	1.99%	02/15/2027	2,070	2,050,827
Indiana (State of) Finance Authority (Citizens Energy Group);
Series 2016, RB(c)	5.00%	10/01/2041	750	755,855
Series 2026 B, Ref. RB	5.00%	10/01/2044	1,975	2,122,071
Series 2026 B, Ref. RB	5.00%	10/01/2045	1,020	1,086,336
Series 2026 B, Ref. RB	5.00%	10/01/2046	1,070	1,128,953
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2010 A, RB	3.00%	11/01/2030	3,940	3,869,094
Indiana (State of) Finance Authority (Parkview Health); Series 2026 A, Ref. RB	5.00%	11/01/2046	2,000	2,104,277
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	7,000	7,015,508
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB(b)(c)	5.00%	07/01/2026	10,000	10,018,369
Northern Indiana Commuter Transportation District; Series 2016, RB(b)(c)	5.00%	07/01/2026	7,140	7,153,115
Purdue University; Series 2025 B, Ref. RB	5.00%	07/01/2042	1,270	1,406,718
Rockport (City of), IN (Indiana Michigan Power Co.); Series 2025 A, Ref. RB(b)	3.70%	06/01/2029	5,000	5,099,685
Whiting (City of), IN (BP Products North America, Inc.); Series 2008, RB(b)	4.20%	06/21/2035	15,670	16,392,633
				60,203,441
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–1.57%
Iowa (State of) Finance Authority; Series 2021, RB (CEP - GNMA)	3.00%	07/01/2051	$4,045	$3,972,453
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(c)	4.00%	12/01/2032	10,000	10,741,043
Muscatine Power and Water;
Series 2026 A, RB (INS - AGI)(a)	5.00%	12/01/2043	800	862,126
Series 2026 A, RB (INS - AGI)(a)	5.00%	12/01/2044	1,100	1,177,561
PEFA Inc. (Gas); Series 2019, RB(b)(c)	5.00%	09/01/2026	25,105	25,244,506
Waterloo (City of), IA; Series 2024 D, GO Bonds	4.50%	06/01/2027	1,700	1,702,050
				43,699,739
Kansas–1.69%
Douglas (County of), KS; Series 2025 A, GO Bonds	5.00%	09/01/2042	1,810	1,946,888
Finney (County of), KS; Series 2026 A, GO Bonds (INS - BAM)(a)	5.25%	10/01/2045	1,350	1,486,697
Garden (City of), KS (Sports of the World Star Bond – Phase II);
Series 2025, RB(d)	4.00%	06/01/2029	475	478,249
Series 2025, RB(d)	4.25%	06/01/2033	1,000	1,005,347
Kansas (State of) Department of Transportation;
Series 2025 A, Ref. RB	5.00%	09/01/2029	3,000	3,220,486
Series 2025 A, Ref. RB	5.00%	09/01/2030	4,000	4,374,036
Kansas (State of) Development Finance Authority; Series 2021, Ref. RB(b)	5.00%	11/15/2031	17,450	19,062,314
Manhattan (City of), KS;
Series 2025 A, Ref. GO Bonds	5.00%	11/01/2028	2,275	2,397,065
Series 2025 A, Ref. GO Bonds	5.00%	11/01/2029	2,240	2,403,225
Shawnee County Unified School District No. 437 Auburn - Washburn; Series 2015, Ref. GO Bonds	4.00%	09/01/2026	1,690	1,691,341
University of Kansas Hospital Authority (The University of Kansas Health System); Series 2026 A, Ref. RB	5.25%	03/01/2045	1,250	1,361,445
Wichita (City of), KS (Greenwich Star Bond Project); Series 2026, RB(d)	4.13%	09/01/2033	3,360	3,370,644
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2024 VIII, Ref. RB	5.25%	05/15/2039	2,000	2,018,730
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2016 C, RB	5.00%	09/01/2041	2,450	2,455,260
				47,271,727
Kentucky–2.26%
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2037	4,400	4,403,944
Kentucky (Commonwealth of) Property & Building Commission (No. 115); Series 2017, RB	5.00%	04/01/2028	1,000	1,018,251
Kentucky (Commonwealth of) Property & Building Commission (No. 131); Series 2024 A, RB	5.00%	10/01/2041	2,880	3,172,531
Kentucky (Commonwealth of) Property & Building Commission (No. 133);
Series 2025 A, RB	5.00%	09/01/2042	3,500	3,862,870
Series 2025 A, RB	5.00%	09/01/2045	3,390	3,666,352
Kentucky (Commonwealth of) Public Energy Authority;
Series 2019 C, RB(b)	4.00%	02/01/2028	5,075	5,135,831
Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	15,000	15,995,698
Series 2025 A, Ref. RB(b)	5.25%	12/01/2029	11,500	12,154,759
Series 2025 B, RB	5.00%	12/01/2033	5,275	5,426,493
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2033	1,740	1,747,462
Trimble (County of), KY (Louisville Gas & Electric); Series 2002 A, Ref. RB	0.63%	09/01/2026	3,375	3,346,706
University of Kentucky; Series 2018 A, RB (CEP - Colorado Higher Education Intercept Program)	4.00%	10/01/2032	3,250	3,250,003
				63,180,900
Louisiana–1.15%
East Baton Rouge (Parish of), LA School Board; Series 2025, GO Bonds (INS - BAM)(a)	5.00%	03/01/2042	1,000	1,078,715
Louisiana (State of);
Series 2016 A, GO Bonds	5.00%	09/01/2036	3,000	3,012,479
Series 2024 A, GO Bonds	5.00%	05/01/2031	2,190	2,418,751
Louisiana (State of) Gasoline & Fuels;
Series 2023 A-1, Ref. VRD RB (LOC - TD Bank, N.A.)(e)(g)	2.10%	05/01/2043	6,985	6,985,000
Series 2025 B, RB	5.00%	05/01/2032	5,000	5,617,511
Series 2025, Ref. VRD RB (LOC - TD Bank, N.A.)(e)(g)	2.10%	05/01/2043	2,390	2,390,000
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.00%	11/15/2030	$1,000	$1,003,429
Louisiana Housing Corp. (Home Ownership Program); Series 2022 B, RB (CEP - GNMA)	6.00%	12/01/2052	3,540	3,785,900
New Orleans (City of), LA; Series 2015, RB	5.00%	06/01/2027	350	350,470
St. Tammany (Parish of), LA Hospital Service District No. 1 (St. Tammany Parish Hospital); Series 2026 A, RB(b)	5.00%	07/01/2036	5,000	5,564,125
				32,206,380
Maryland–1.17%
Anne Arundel (County of), MD; Series 2018, GO Bonds	5.00%	10/01/2035	5,125	5,262,958
Baltimore (City of), MD (Water); Series 2014 A, RB	5.00%	07/01/2034	3,635	3,638,097
Howard (County of), MD Housing Commission (Social Bonds);
Series 2021 A, Ref. RB	1.20%	06/01/2027	3,000	2,927,043
Series 2021 A, Ref. RB	1.60%	06/01/2029	2,000	1,871,930
Series 2024, RB	4.13%	12/01/2043	1,000	988,703
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2013 A, RB	5.00%	08/15/2027	2,000	2,002,201
Maryland Economic Development Corp. (Core Natural Resources, Inc.); Series 2025, Ref. RB(b)(d)	5.00%	03/27/2035	3,845	4,116,661
Washington Suburban Sanitary Commission; Series 2015 B, VRD RB(e)	2.05%	06/01/2027	11,755	11,755,000
				32,562,593
Massachusetts–1.78%
Boston (City of), MA;
Series 2025 A, GO Bonds	5.00%	02/01/2030	1,100	1,195,807
Series 2026 A, GO Bonds	5.00%	06/01/2046	1,000	1,091,153
Massachusetts (Commonwealth of);
Series 2025 E, GO Bonds	5.00%	08/01/2032	2,500	2,822,544
Series 2025 E, GO Bonds	5.00%	08/01/2042	2,000	2,220,593
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program); Series 2017 A, RB	5.00%	06/01/2047	3,055	3,088,841
Massachusetts (Commonwealth of) Bay Transportation Authority;
Series 2016 A, Ref. RB(f)	0.00%	07/01/2031	13,000	11,091,732
Series 2025 B, RB	5.00%	07/01/2031	2,320	2,581,443
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2016, Ref. RB	5.00%	07/01/2035	1,905	1,906,368
Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute); Series 2026 Q, Ref. RB	5.00%	12/01/2046	3,000	3,152,822
Massachusetts (Commonwealth of) Development Finance Agency (Lasell Village, Inc.); Series 2025, RB	5.00%	07/01/2029	3,200	3,354,847
Massachusetts (Commonwealth of) Development Finance Agency (University Health Obligated Group); Series 2025, RB(b)	5.00%	08/15/2031	2,750	2,947,133
Massachusetts (Commonwealth of) Water Resources Authority; Series 2025, Ref. VRD RB(e)	1.95%	08/01/2029	4,200	4,200,000
University of Massachusetts Building Authority; Series 2017-1, RB	5.25%	11/01/2047	10,000	10,172,419
				49,825,702
Michigan–2.99%
Byron Center Public Schools; Series 2017 I, GO Bonds	5.00%	05/01/2039	2,290	2,322,695
Chippewa Valley Schools; Series 2025, Ref. GO Bonds	5.00%	05/01/2032	1,000	1,118,285
Clarkston Community Schools; Series 2025, GO Bonds	5.00%	05/01/2031	1,000	1,103,484
Great Lakes Water Authority;
Series 2016 C, Ref. RB(b)(c)	5.00%	07/01/2026	1,345	1,347,471
Series 2025 A, Ref. RB	5.00%	07/01/2032	3,000	3,363,699
Grosse Pointe Public School System; Series 2025, GO Bonds	5.00%	05/01/2043	1,000	1,078,426
Hudsonville Public Schools; Series 2017, Ref. GO Bonds	5.00%	05/01/2039	1,500	1,519,923
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo); Series 2026 B-3, RB(d)	3.90%	08/15/2031	2,580	2,557,058
Lansing (City of), MI Board of Water & Light; Series 2026 A, Ref. RB(b)	5.00%	07/01/2031	2,520	2,767,890
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Building Authority (Facilities Program);
Series 2016 I, Ref. RB	5.00%	04/15/2036	$1,540	$1,549,953
Series 2016 I, Ref. RB	5.00%	04/15/2041	3,450	3,467,045
Series 2023 I-M, VRD RB(e)	1.67%	04/15/2058	5,000	5,000,000
Series 2025 I, Ref. RB	5.00%	04/15/2042	1,000	1,103,172
Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	2,980	2,980,000
Michigan (State of) Finance Authority (Henry Ford Health System);
Series 2016, Ref. RB	5.00%	11/15/2032	2,725	2,745,419
Series 2016, Ref. RB	5.00%	11/15/2037	4,235	4,257,371
Michigan (State of) Finance Authority (McLaren Health Care); Series 2015, Ref. RB	5.00%	05/15/2038	5,000	5,014,810
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017, Ref. RB	5.00%	12/01/2035	1,785	1,831,058
Michigan (State of) Housing Development Authority (Social Bonds); Series 2024 A, RB	6.00%	06/01/2054	5,905	6,355,785
Michigan State University;
Series 2025 A, Ref. RB	5.00%	02/15/2030	1,680	1,821,505
Series 2025 A, Ref. RB	5.00%	08/15/2030	1,250	1,367,457
Portage Public Schools; Series 2016, Ref. GO Bonds(b)(c)	5.00%	07/13/2026	1,300	1,301,532
Rib Floater Trust; Series 2022-047, VRD RB(d)(e)	2.03%	12/01/2045	10,000	10,000,000
Trenton Public Schools School District; Series 2018, GO Bonds	5.00%	05/01/2042	5,000	5,123,657
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport);
Series 2018, RB	5.00%	12/01/2037	1,250	1,303,356
Series 2025 A, RB	5.00%	12/01/2029	1,000	1,077,958
Series 2025 A, RB	5.00%	12/01/2030	1,000	1,094,820
Series 2025 A, RB	5.25%	12/01/2043	1,000	1,115,774
Series 2025 C, Ref. RB	5.00%	12/01/2029	1,140	1,228,872
Series 2025 C, Ref. RB	5.00%	12/01/2030	1,000	1,094,820
Series 2025 E, Ref. RB	5.00%	12/01/2042	2,500	2,754,662
Wayne State University; Series 2016 A, Ref. RB	5.00%	11/15/2026	2,750	2,754,462
				83,522,419
Minnesota–0.53%
Bethal (City of), MN (Spectrum High School); Series 2017, Ref. RB	4.00%	07/01/2032	1,690	1,683,817
Brainerd (City of), MN (Pinecrest of Country Manor); Series 2025 A, RB	5.00%	05/01/2035	2,010	2,086,341
Brooklyn Park (City of), MN (Prairie Seeds Academy); Series 2024, Ref. RB	5.00%	06/15/2034	2,195	2,251,520
Hennepin (County of), MN; Series 2017 C, GO Bonds	5.00%	12/01/2037	2,750	2,772,021
Minnesota (State of) Health & Education Facilities Authority (St. Olaf College); Series 2025, Ref. RB	5.00%	12/01/2032	500	553,451
Minnesota (State of) Municipal Power Agency; Series 2016, RB	5.00%	10/01/2032	1,500	1,509,368
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group); Series 2024, RB	5.00%	01/01/2038	1,000	1,095,933
Oakdale (City of), MN; Series 2025, Ref. RB	4.38%	12/01/2035	2,725	2,701,933
				14,654,384
Mississippi–0.68%
Mississippi (State of); Series 2015 E, RB	5.00%	10/15/2035	5,430	5,437,181
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2036	7,000	7,014,757
Mississippi (State of) University Educational Building Corp. (New Residence Hall and Facilities); Series 2024, Ref. RB	5.00%	08/01/2041	1,195	1,302,183
Warren (County of), MS; Series 2018, Ref. RB	4.00%	09/01/2032	5,000	5,132,889
				18,887,010
Missouri–1.39%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health); Series 2017 A, Ref. RB	5.00%	03/01/2036	3,525	3,558,726
Jackson County Consolidated School District No. 4; Series 2022, GO Bonds	5.00%	03/01/2037	3,550	3,590,777
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group); Series 2026 B-3, RB	3.60%	08/15/2048	2,845	2,847,786
Maryland Heights (City of), MO (Westport Plaza Redevelopment); Series 2020, RB	4.13%	11/01/2038	945	881,618
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Mercy Health);
Series 2012, RB	4.00%	11/15/2042	$690	$672,854
Series 2018 A, Ref. RB	5.00%	06/01/2026	120	120,000
Missouri (State of) Health & Educational Facilities Authority (Missouri Baptist University); Series 2025, Ref. RB(d)	6.00%	10/01/2045	1,635	1,663,858
Missouri (State of) Health & Educational Facilities Authority (St. Louis University); Series 2015 A, RB	5.00%	10/01/2038	9,180	9,185,996
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2016, Ref. RB	5.00%	11/15/2031	2,740	2,744,135
North Kansas City School District No. 74 (Missouri Direct Deposit Program); Series 2025, GO Bonds	6.00%	03/01/2030	2,430	2,709,350
St. Louis (City of), MO; Series 2005, RB (INS - NATL)(a)	5.50%	07/01/2029	4,000	4,330,455
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center); Series 2018 A, RB	5.00%	04/01/2038	4,000	4,037,354
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, RB	5.00%	09/01/2032	1,245	1,246,158
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(d)	5.00%	10/01/2033	1,105	1,118,056
				38,707,123
Nebraska–1.36%
Central Plains Energy Project; Subseries 2025 A-1, RB(b)	5.00%	08/01/2031	3,000	3,217,773
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2034	830	873,844
Douglas (County of), NE (Creighton University);
Series 2025, Ref. RB	5.00%	07/01/2028	1,000	1,042,916
Series 2025, Ref. RB	5.00%	07/01/2029	1,000	1,059,996
Douglas County School District No. 17 (Millard Public Schools);
Series 2026 A, GO Bonds	5.00%	12/15/2044	1,400	1,518,758
Series 2026 A, GO Bonds	5.00%	12/15/2045	1,000	1,075,569
Omaha (City of), NE Public Power District; Series 2017 A, Ref. RB	5.00%	02/01/2042	22,000	22,384,036
Omaha Public Facilities Corp.; Series 2025 C, RB	5.00%	04/15/2043	1,565	1,695,685
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016, Ref. RB	5.00%	01/01/2032	5,180	5,189,085
				38,057,662
Nevada–0.95%
Clark (County of), NV Department of Aviation; Series 2015 A, Ref. RB	5.00%	07/01/2040	7,150	7,163,725
Clark County School District; Series 2026 A, Ref. GO Bonds (INS - AGI)(a)	5.00%	06/15/2043	5,000	5,476,006
Humboldt (County of), NV;
Series 2016, Ref. RB	3.55%	10/01/2029	2,760	2,803,570
Series 2016, Ref. RB	3.55%	10/01/2029	2,295	2,331,229
Las Vegas Valley Water District;
Series 2016 A, Ref. GO Bonds(b)(c)	5.00%	06/01/2026	1,280	1,280,000
Series 2016 A, Ref. GO Bonds(b)(c)	5.00%	06/01/2026	1,340	1,340,000
Series 2016 B, Ref. GO Bonds(b)(c)	5.00%	06/01/2026	3,750	3,750,000
Nevada (State of); Series 2024 A, GO Bonds	6.00%	12/01/2028	2,190	2,362,307
				26,506,837
New Hampshire–1.78%
New Hampshire (State of) Business Finance Authority;
Series 2020-1A, RB	4.13%	01/20/2034	1,702	1,726,617
Series 2025-2A, RB	3.82%	11/20/2042	4,961	4,846,752
New Hampshire (State of) Business Finance Authority (Grace Christian School); Series 2025, RB	5.13%	08/01/2040	2,700	2,731,969
New Hampshire (State of) Business Finance Authority (LGI Homes); Series 2026, RB(f)	0.00%	12/15/2041	1,000	377,190
New Hampshire (State of) Business Finance Authority (Social Bonds);
Series 2022-1A, RB	4.38%	09/20/2036	8,053	8,186,889
Series 2022-2A, RB	4.00%	10/20/2036	6,528	6,484,083
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(b)	4.15%	10/01/2034	1,965	1,963,485
Series 2024-1A, RB	4.25%	07/20/2041	6,874	6,875,988
Series 2024-3, Revenue Ctfs.	4.16%	10/01/2051	9,879	9,678,308
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(d)(f)	0.00%	04/01/2032	5,000	3,464,806
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2036	$3,250	$3,252,863
				49,588,950
New Jersey–2.84%
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB(b)(c)	5.00%	12/15/2026	1,450	1,469,161
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2027	2,600	2,653,875
New Jersey (State of) Educational Facilities Authority (Princeton University); Series 2025 A-1, RB(b)	5.00%	07/01/2031	3,000	3,280,403
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2029	1,120	1,147,900
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2033	1,000	1,001,362
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2016 A, Ref. RB(b)(c)	5.00%	07/01/2026	5,195	5,204,543
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2022 I, RB	5.00%	10/01/2053	8,170	8,461,658
Series 2024 K, RB	6.00%	10/01/2055	2,960	3,190,189
New Jersey (State of) Transportation Trust Fund Authority;
Series 2018 A, Ref. RN	5.00%	06/15/2029	5,000	5,006,679
Series 2019 BB, RB	5.00%	06/15/2044	6,830	7,028,884
Series 2019, Ref. RB	5.00%	12/15/2027	10,250	10,617,977
Series 2024 AA, Ref. RB	5.00%	06/15/2040	4,515	4,972,054
Series 2025 AA, RB	5.00%	06/15/2043	6,000	6,537,620
New Jersey (State of) Turnpike Authority;
Series 2025 B, RB	5.00%	01/01/2030	5,000	5,403,374
Series 2027 A, Ref. RB	5.00%	01/01/2034	3,500	3,891,466
Passaic (County of), NJ Improvement Authority (The) (Community Charter School of Paterson); Series 2024, RB	5.00%	01/01/2034	280	290,608
Rutgers The State University of New Jersey; Series 2009 G, VRD RB(e)	1.65%	05/01/2039	2,435	2,435,000
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2033	6,500	6,729,021
				79,321,774
New Mexico–0.70%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010, Ref. RB(b)	3.90%	06/01/2028	6,300	6,398,253
Farmington (City of), NM (Southern California Edison); Series 2005 B, Ref. RB	1.80%	04/01/2029	8,000	7,525,846
New Mexico (State of) Finance Authority;
Series 2023 A-2, RB	5.00%	06/01/2038	1,320	1,321,945
Series 2023 A-2, RB	5.00%	06/01/2048	4,300	4,303,225
				19,549,269
New York–7.79%
Build NYC Resource Corp. (261 Walton Facility LLC - Zeta Charter Schools, Inc.); Series 2026 B, RB(d)	5.00%	06/01/2036	5,000	5,198,760
Metropolitan Transportation Authority;
Series 2016 A, Ref. RB	5.25%	11/15/2034	5,600	5,655,426
Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(e)(g)	2.00%	11/15/2050	4,790	4,790,000
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2027	9,000	9,086,078
Series 2020 E, Ref. RB	5.00%	11/15/2027	3,750	3,879,502
Series 2020 E, Ref. RB	5.00%	11/15/2028	4,000	4,228,647
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	1,500	1,502,276
Nassau (County of), NY; Series 2016 C, GO Bonds	5.00%	04/01/2034	5,335	5,342,799
New York (City of), NY;
Series 2012, VRD GO Bonds(e)	2.00%	04/01/2042	15,000	15,000,000
Series 2018 E-1, GO Bonds	5.00%	03/01/2039	3,625	3,712,763
Series 2021-3, VRD GO Bonds(e)	2.00%	04/01/2042	13,000	13,000,000
Subseries 2018 F-1, GO Bonds	5.00%	04/01/2040	2,270	2,323,560
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	4,500	4,904,895
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2006, RB (INS - FGIC) (CPI Rate + 0.89%)(a)(h)	4.70%	03/01/2027	5,500	5,506,802
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Municipal Water Finance Authority;
Series 2010, VRD RB(e)	2.10%	06/15/2043	$6,000	$6,000,000
Series 2014, VRD RB(e)	2.05%	06/15/2049	6,000	6,000,000
Series 2016 CC, Ref. RB(b)(c)	5.00%	06/15/2026	4,000	4,003,518
New York (City of), NY Transitional Finance Authority;
Series 2018, VRD RB(e)	2.10%	08/01/2042	2,000	2,000,000
Series 2024 C, GO Bonds	5.00%	05/01/2039	5,000	5,526,287
Series 2024, RB	5.00%	05/01/2041	1,000	1,087,581
Subseries 2010 A-4, VRD RB(e)	2.00%	08/01/2039	5,000	5,000,000
Subseries 2016 B-1, RB(b)(c)	5.00%	08/01/2026	5,000	5,018,449
Subseries 2016 B-1, RB(b)(c)	5.00%	08/01/2026	5,000	5,018,449
New York (State of) Dormitory Authority; Series 2024 A, Ref. RB	5.00%	03/15/2043	5,250	5,682,947
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2025 A, Ref. RB	5.00%	05/01/2043	2,615	2,806,990
New York (State of) Dormitory Authority (St. John’s University);
Series 2025, Ref. RB	5.00%	07/01/2031	1,500	1,655,504
Series 2025, Ref. RB	5.00%	07/01/2032	1,350	1,509,662
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.00%	10/01/2032	1,125	1,217,723
Series 2024, RB	5.00%	10/01/2033	1,445	1,573,285
Series 2024, RB	5.00%	10/01/2035	1,250	1,358,671
Series 2024, RB	5.00%	10/01/2036	3,100	3,348,657
New York (State of) Housing Finance Agency (Green Bonds); Series 2024, RB(b)	3.45%	11/01/2029	12,800	12,802,051
New York (State of) Mortgage Agency (Social Bonds); Series 2021, Ref. RB	3.00%	04/01/2050	1,680	1,651,138
New York (State of) Power Authority (Green Bonds); Series 2024 A, RB	5.00%	11/15/2042	1,000	1,097,851
New York City Housing Development Corp. (Green Bonds); Series 2022 B-2, RB (CEP - Federal Housing Administration)(b)	3.40%	12/22/2026	18,005	18,009,905
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2015, Ref. RB	5.00%	11/15/2040	3,465	3,467,196
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center);
Series 2021 A, Ref. RB	0.95%	11/15/2027	3,000	2,861,609
Series 2021 A, Ref. RB	1.20%	11/15/2028	1,000	928,728
New York State Urban Development Corp.; Series 2017 A, Ref. RB	5.00%	03/15/2030	1,450	1,476,115
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,020	1,032,370
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	11,690	10,468,691
Tender Option Bond Trust Receipts/Certificates; Series 2025, VRD RB (INS - BAM)(d)(e)(g)	2.00%	11/15/2047	13,460	13,460,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2017 C-2, RB	5.00%	11/15/2042	3,000	3,069,473
Series 2018 A, RB	5.00%	11/15/2045	3,140	3,209,398
Yonkers (City of), NY; Series 2026 A, GO Bonds (INS - AGI)(a)	5.00%	02/01/2044	1,000	1,074,525
				217,548,281
North Carolina–2.15%
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2026, Ref. RB	5.00%	07/01/2045	1,750	1,896,836
Series 2026, Ref. RB	5.00%	07/01/2046	1,000	1,073,496
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2013 A, Ref. RB	5.00%	01/15/2039	9,540	9,560,084
Series 2016, Ref. RB	5.00%	01/15/2040	6,000	6,005,677
North Carolina (State of) (Garvee);
Series 2025, Ref. RB	5.00%	03/01/2029	13,000	13,840,273
Series 2025, Ref. RB	5.00%	03/01/2030	4,000	4,336,101
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2016 B, Ref. RB	5.00%	07/01/2042	4,900	4,923,395
North Carolina (State of) Housing Finance Agency; Series 2020, Ref. RB (CEP - GNMA)	3.00%	07/01/2051	3,180	3,146,796
North Carolina (State of) Medical Care Commission; Series 2026, RB	5.00%	11/01/2040	2,900	3,108,693
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2013, Ref. RB	5.00%	11/01/2046	4,260	4,262,191
North Carolina (State of) Medical Care Commission (Porters Neck Village); Series 2026 B-3, RB	3.35%	01/01/2031	1,000	1,000,145
North Carolina (State of) Medical Care Commission (Wake Forest Baptist Obligated Group); Series 2012 A, RB	4.00%	12/01/2045	230	223,014
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2027	$1,615	$1,624,139
Raleigh (City of), NC;
Series 2025, RB	5.25%	10/01/2041	350	399,326
Series 2025, RB	5.25%	10/01/2042	675	764,454
Raleigh (City of), NC Housing Authority (Tryon Flats); Series 2025, RB(b)	2.95%	03/01/2029	3,910	3,896,608
				60,061,228
North Dakota–0.41%
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	4.50%	05/01/2039	2,250	2,292,576
North Dakota (State of) Housing Finance Agency; Series 2016, Ref. RB	3.50%	07/01/2046	5,335	5,321,741
North Dakota (State of) Housing Finance Agency (Social Bonds);
Series 2023, RB	5.75%	01/01/2054	2,100	2,225,716
Series 2024 C, RB	6.25%	01/01/2055	1,395	1,544,387
				11,384,420
Ohio–3.95%
American Municipal Power, Inc. (Combined Hydroelectric); Series 2025 A, Ref. RB	5.00%	02/15/2042	1,000	1,080,518
Bowling Green State University; Series 2017 B, Ref. RB	5.00%	06/01/2042	2,205	2,229,474
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	5.00%	06/01/2035	1,000	1,057,792
Series 2020 A-2, Ref. RB	5.00%	06/01/2036	1,645	1,724,460
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Pinecrest Public Improvement); Series 2017, RB(d)	7.00%	11/15/2048	2,950	3,027,931
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB	5.00%	01/01/2041	1,550	1,698,310
Dayton-Montgomery County Port Authority (Liberty Assisted Living - Springfield); Series 2025 A, RB(d)	6.63%	01/01/2045	2,640	2,809,768
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2016, Ref. RB	5.00%	11/01/2033	2,610	2,657,091
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Corp.); Series 2024, Ref. RB	5.00%	12/01/2041	965	1,038,813
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(b)	4.38%	06/15/2026	5,080	5,077,213
Hilliard School District; Series 2025 B, GO Bonds	5.00%	12/01/2041	325	360,535
North Royalton City School District; Series 2025, Ref. GO Bonds	5.00%	12/01/2043	1,000	1,092,644
Ohio (State of);
Series 2019 A, GO Bonds	5.00%	05/01/2036	5,000	5,087,282
Series 2026 A, GO Bonds	5.00%	03/01/2045	2,200	2,402,224
Ohio (State of) Air Quality Development Authority (Duke Energy Corp.); Series 2022 B, Ref. RB(b)	4.00%	06/01/2027	10,000	10,084,870
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.);
Series 2014 A, RB(b)	2.40%	10/01/2029	4,500	4,325,201
Series 2019 A, Ref. PCR	3.25%	09/01/2029	7,500	7,469,972
Series 2026, RB	4.35%	06/30/2040	3,355	3,391,321
Ohio (State of) Higher Educational Facility Commission; Series 2016, Ref. RB	5.00%	11/01/2041	1,000	1,003,774
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University); Series 2016, Ref. RB	5.00%	12/01/2040	2,045	2,054,909
Ohio (State of) Higher Educational Facility Commission (John Carroll University); Series 2025, RB	5.00%	10/01/2040	4,000	4,075,870
Ohio (State of) Higher Educational Facility Commission (Kenyon College);
Series 2015, Ref. RB	5.00%	07/01/2041	3,180	3,180,128
Series 2017, RB	5.00%	07/01/2042	4,605	4,654,476
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2025, Ref. RB	5.00%	02/01/2042	2,975	3,228,329
Ohio (State of) Housing Finance Agency;
Series 2017 A, RB (CEP - GNMA)	4.10%	03/01/2042	535	528,352
Series 2018 A, RB (CEP - GNMA)	4.00%	09/01/2048	785	724,925
Ohio State University (The);
Series 2023, Ref. VRD RB(e)	2.10%	06/01/2035	15,840	15,840,000
Series 2023, VRD Ref. RB(e)	2.10%	06/01/2043	10,000	10,000,000
Pickerington Local School District; Series 2025, Ref. GO Bonds	5.00%	12/01/2033	1,420	1,601,967
University of Cincinnati; Series 2016 C, RB	5.00%	06/01/2041	1,400	1,403,403
Warren (County of), OH Port Authority (Corridor 75 Park); Series 2022 B, RB	4.75%	12/01/2034	875	901,292
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Warren (County of), OH Port Authority (District at Deerfield Parking Facility); Series 2023, RB	5.25%	12/01/2034	$3,205	$3,319,347
West Central Ohio Port Authority; Series 2025, RB	5.00%	12/01/2035	1,170	1,241,354
				110,373,545
Oklahoma–0.36%
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools);
Series 2024, RB (INS - BAM)(a)	5.00%	10/01/2039	1,000	1,095,328
Series 2024, RB (INS - BAM)(a)	5.00%	10/01/2040	1,500	1,632,469
Oklahoma (State of) Development Finance Authority;
Series 2025 B, Ref. RB	5.00%	06/01/2031	475	521,775
Series 2025 B, Ref. RB	5.00%	06/01/2032	500	555,377
Oklahoma (State of) Municipal Power Authority;
Series 2025 A, Ref. RB (INS - AGI)(a)	5.00%	01/01/2041	250	273,294
Series 2025 A, Ref. RB (INS - AGI)(a)	5.00%	01/01/2042	730	792,006
Oklahoma (State of) Water Resources Board; Series 2025 C, RB	5.00%	10/01/2043	1,310	1,410,855
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2025 A, RB	5.00%	04/01/2042	1,315	1,448,220
Tulsa County Independent School District No. 4 Bixby; Series 2025, GO Bonds	5.00%	06/01/2027	1,000	1,021,633
University of Oklahoma (The);
Series 2025 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2042	400	439,553
Series 2025 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2043	800	873,935
				10,064,445
Ontario–0.09%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(d)	6.00%	10/05/2040	2,433	2,472,001
Oregon–0.84%
Albany (City of), OR Hospital Facility Authority (Mennonite Village); Series 2026 A, RB	5.25%	05/15/2045	1,880	1,951,595
Columbia County School District No. 502; Series 2017, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	1,310	1,330,655
Morrow (Port of), OR; Series 2024 A, GO Bonds(d)	5.15%	10/01/2026	9,000	9,001,320
Oregon (State of) (Article XI-M); Series 2023 D, GO Bonds	5.00%	06/01/2041	2,000	2,179,723
Oregon (State of) (Article XI-Q State); Series 2016 D, GO Bonds	5.00%	05/01/2041	3,670	3,672,657
Oregon (State of) Department of Transportation; Series 2026 A, RB	5.00%	11/15/2044	1,075	1,174,398
Portland (Port of), OR (Portland International Airport); Series 2025 A, Ref. RB	5.00%	07/01/2038	1,750	1,979,988
Washington & Multnomah Counties School District No. 48J Beaverton; Series 2017 D, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	2,170	2,211,792
				23,502,128
Pennsylvania–2.66%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University);
Series 2008, VRD Ref. RB(e)	1.90%	12/01/2037	5,175	5,175,000
Series 2022, Ref. RB (SOFR + 0.29%)(b)(h)	2.84%	08/01/2027	1,000	998,588
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018, Ref. RB	5.00%	04/01/2035	2,150	2,207,973
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	4,350	4,588,248
Allegheny (County of), PA Sanitary Authority; Series 2018, RB	5.00%	06/01/2043	5,000	5,128,264
Commonwealth Financing Authority; Series 2018, RB	5.00%	06/01/2026	2,000	2,000,000
Downingtown Area School District;
Series 2026 B, GO Notes	5.00%	11/01/2045	1,000	1,067,478
Series 2026 B, GO Notes	5.00%	11/01/2046	1,000	1,059,145
Marple Newtown School District;
Series 2026 A, GO Bonds	5.00%	06/01/2045	1,100	1,189,977
Series 2026 A, GO Bonds	5.00%	06/01/2046	1,000	1,075,705
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC);
Series 2023 A, Ref. RB(b)	4.10%	04/03/2028	7,000	7,154,831
Series 2023 B, RB	4.10%	06/01/2029	1,550	1,599,613
Pennsylvania (Commonwealth of); Series 2018 A, Ref. COP	5.00%	07/01/2037	1,600	1,639,725
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	3,000	3,056,972
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2021-136, Ref. RB	3.00%	10/01/2051	$5,107	$5,056,029
Pennsylvania (Commonwealth of) Public School Building Authority (Delaware County Community College); Series 2023, RB (INS - BAM)(a)	4.13%	10/01/2048	5,005	4,623,989
Pennsylvania (Commonwealth of) Turnpike Commission;
First series 2025, Ref. RB	5.00%	12/01/2041	1,150	1,268,960
First series 2025, Ref. RB	5.00%	12/01/2042	1,000	1,098,462
Series 2016, Ref. RB	5.00%	12/01/2033	2,000	2,019,764
Series 2016, Ref. RB	5.00%	12/01/2034	2,525	2,548,702
Series 2019 A, RB	5.00%	12/01/2028	2,000	2,108,840
Series 2025 B, RB	5.00%	12/01/2040	1,000	1,124,755
Series 2025 B, RB	5.00%	12/01/2041	1,250	1,398,410
Philadelphia (City of), PA;
Series 2018 A, RB	5.00%	10/01/2043	1,225	1,263,991
Series 2024 C, RB (INS - AGI)(a)	5.00%	09/01/2040	1,000	1,113,372
Series 2025 A, RB	5.00%	07/01/2031	635	700,830
Series 2025 C, Ref. GO Bonds	5.00%	08/01/2030	1,000	1,089,552
Philadelphia (City of), PA Housing Authority (PHADC Acquition Program); Series 2025 A, RB	5.00%	03/01/2032	2,500	2,723,041
Philadelphia School District (The); Series 2026 A, GO Bonds	5.00%	09/01/2045	1,600	1,709,805
State College Area School District; Series 2015, GO Bonds	5.00%	03/15/2040	6,400	6,401,039
				74,191,060
Puerto Rico–0.74%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,380	3,431,291
Series 2002, RB	5.63%	05/15/2043	900	912,609
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,632	3,817,763
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,000	1,083,124
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - SGI)(a)	5.00%	07/01/2026	4,000	4,015,862
Series 2007 TT, RB (INS - NATL)(a)	5.00%	07/01/2026	270	270,076
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2033	2,755	2,145,522
Series 2019 A-2, RB	4.33%	07/01/2040	5,000	4,985,821
				20,662,068
Rhode Island–1.19%
Rhode Island Health & Educational Building Corp. (Higher Education Facilities- Brown); Series 2005 A, VRD RB(e)	1.59%	05/01/2035	7,500	7,500,000
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, RB (INS - AGI)(a)	5.25%	09/15/2029	750	751,705
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2027	6,810	6,821,207
Series 2015 B, Ref. RB	4.50%	06/01/2045	7,895	7,835,224
Series 2015 B, Ref. RB	5.00%	06/01/2050	10,325	10,322,563
				33,230,699
South Carolina–1.13%
Charleston County Airport District; Series 2019, RB	5.00%	07/01/2043	3,050	3,160,160
Coastal Carolina University; Series 2014, RB	5.00%	06/01/2034	1,355	1,356,914
Corp ForGreer (City Improvement);
Series 2025, RB	5.00%	09/01/2031	250	275,911
Series 2025, RB	5.00%	09/01/2032	250	279,058
Dorchester (County of), SC; Series 2023, RB	5.25%	10/01/2043	1,590	1,609,969
South Carolina (State of) Housing Finance & Development Authority;
Series 2020 B, RB	3.25%	01/01/2052	1,190	1,183,647
Series 2021 A, RB	3.00%	01/01/2052	1,720	1,699,718
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare);
Series 2024, RB	5.00%	11/15/2032	$450	$474,735
Series 2024, RB	5.00%	11/15/2033	400	422,904
Series 2024, RB	5.00%	11/15/2034	350	370,254
Series 2024, RB	5.00%	11/15/2035	375	394,382
South Carolina (State of) Jobs-Economic Development Authority (Carolina Voyager); Series 2024 A, RB(d)	5.00%	06/15/2034	2,215	2,335,840
South Carolina (State of) Jobs-Economic Development Authority (Midlands STEM Charter School); Series 2025, RB(d)	5.25%	06/15/2034	2,000	1,942,825
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(d)	5.00%	06/15/2034	1,355	1,414,622
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons);
Series 2025 A, RB	5.00%	10/01/2035	1,000	1,043,758
Series 2025 A, RB	5.00%	10/01/2040	1,300	1,321,296
South Carolina (State of) Public Service Authority;
Series 2016 B, Ref. RB	5.00%	12/01/2041	2,000	2,012,874
Series 2026 A, RB	5.00%	12/01/2044	1,650	1,786,996
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB (INS - AGI)(a)	5.00%	12/01/2042	7,730	8,429,246
				31,515,109
Tennessee–1.79%
Clarksville (City of), TN; Series 2025, Ref. RB	5.00%	09/01/2031	1,000	1,106,728
Knoxville (City of), TN Industrial Development Board (Maplehurst Park Apartments); Series 2025, RB(d)	4.25%	11/01/2030	2,500	2,486,353
Memphis (City of), TN; Series 2025, RB	5.00%	12/01/2041	2,000	2,228,907
Metropolitan Nashville Airport Authority (The);
Series 2026 A, RB	5.00%	07/01/2043	2,000	2,200,052
Series 2026 A, RB	5.00%	07/01/2044	2,200	2,398,292
Series 2026 C, Ref. RB	5.00%	07/01/2043	2,295	2,524,560
Series 2026 C, Ref. RB	5.00%	07/01/2044	1,430	1,558,890
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB(b)(c)	5.00%	07/01/2026	20,330	20,367,344
Tennessee (State of); Series 2023 A, GO Bonds	5.00%	05/01/2039	11,410	12,650,825
Tennessee Housing Development Agency; Series 2015-2B, RB	3.45%	07/01/2029	2,580	2,580,724
				50,102,675
Texas–11.46%
Aldine Independent School District; Series 2026, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2046	1,000	1,081,342
Allen Independent School District; Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	80	80,048
Alvin College; Series 2025, Ref. GO Bonds	5.00%	02/15/2043	1,750	1,867,814
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2024, RB(d)	4.13%	06/15/2034	770	766,197
Series 2024, RB(d)	4.25%	06/15/2039	1,075	1,040,266
Series 2025, Ref. RB(d)	5.00%	06/15/2035	1,440	1,510,682
Austin (City of), TX;
Series 2017, Ref. RB	5.00%	11/15/2042	2,500	2,547,576
Series 2023, Ref. RB	5.00%	11/15/2041	2,630	2,874,510
Series 2025, Ref. GO Bonds	5.00%	09/01/2033	3,245	3,686,482
Series 2025, Ref. RB	5.00%	11/15/2043	5,000	5,505,556
Series 2026 A, RB	5.00%	11/15/2045	1,750	1,879,624
Series 2026 A, RB	5.00%	11/15/2046	2,500	2,656,624
Austin Independent School District; Series 2022 B, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	2,080	2,304,625
Baytown (City of), TX; Series 2026, Ctfs. Of Obligations	5.00%	02/01/2046	1,500	1,575,361
Bexar (County of), TX; Series 2018, Ctfs. of Obligations	5.00%	06/15/2042	1,000	1,013,176
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation); Series 2016, Ref. RB	4.00%	07/15/2031	1,500	1,486,730
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Boerne Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(b)	3.85%	12/01/2027	$4,145	$4,197,798
Brooks Development Authority;
Series 2025 B, Ref. RB(b)(d)	5.00%	08/15/2032	3,250	3,421,352
Series 2025 C, Ref. RB(b)(d)	5.00%	08/15/2028	2,250	2,302,325
Cedar Park (City of), TX; Series 2025, Ref. RB	5.00%	08/15/2043	1,805	1,974,628
Celina (City of), TX;
Series 2026, Ctfs. Of Obligations	5.00%	09/01/2045	3,310	3,565,303
Series 2026, Ctfs. Of Obligations	5.00%	09/01/2046	1,980	2,107,777
Clifton Higher Education Finance Corp. (Idea Public Schools);
Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	1,850	1,971,344
Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	2,000	2,163,882
Clifton Higher Education Finance Corp. (International Leadership of Texas, Inc.); Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	1,800	1,894,782
Comal Independent School District; Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2042	1,000	1,100,641
Corpus Christi (City of), TX; Series 2025, Ref. RB (INS - AGI)(a)	5.00%	07/15/2032	1,000	1,104,724
Dallas & Fort Worth (Cities of), TX; Series 2023 B, Ref. RB	5.00%	11/01/2031	2,645	2,925,627
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2022 B, Ref. RB	5.00%	11/01/2038	4,500	4,904,680
Series 2024, RB	5.00%	11/01/2041	1,500	1,643,419
Series 2025 B, RB	5.00%	11/01/2041	2,000	2,191,225
Series 2025 B, RB	5.00%	11/01/2042	2,300	2,502,780
Dallas (City of), TX (Dallas, Denton, Collin and Rockwall Counties); Series 2016 A, Ref. RB	5.00%	10/01/2041	2,000	2,007,748
Dallas (City of), TX Independent School District; Series 2026 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	4,000	4,364,596
Dallas College;
Series 2022, GO Bonds	5.00%	02/15/2035	1,000	1,001,366
Series 2022,GO Bonds	5.00%	02/15/2037	2,660	2,662,541
Denton (City of), TX;
Series 2017, RB	5.00%	12/01/2032	3,000	3,028,549
Series 2017, RB	5.00%	12/01/2036	6,850	6,900,698
Denton (County of), TX;
Series 2025, GO Bonds	5.00%	07/15/2029	1,000	1,069,668
Series 2025, Ref. GO Bonds	5.00%	07/15/2033	1,000	1,129,774
El Paso (City of), TX; Series 2016, GO Bonds	5.00%	08/15/2028	3,000	3,014,498
El Paso Independent School District; Series 2017, GO Bonds(c)	5.00%	08/15/2042	3,750	3,767,010
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	3,800	4,088,966
Garland (City of), TX;
Series 2026, Ref. RB (INS - AGI)(a)	5.00%	03/01/2043	500	548,233
Series 2026, Ref. RB (INS - AGI)(a)	5.00%	03/01/2044	575	626,574
Georgetown (City of), TX;
Series 2025, RB	5.00%	08/15/2028	1,200	1,259,198
Series 2025, RB	5.00%	08/15/2030	725	787,881
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.00%	10/01/2043	2,035	2,083,509
Greenville Independent School District;
Series 2026, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	1,710	1,878,435
Series 2026, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	1,500	1,636,587
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGI)(a)	5.25%	08/15/2031	3,395	3,812,617
Harris (County of), TX Toll Road Authority (The); Series 2018 A, Ref. RB	5.00%	08/15/2043	3,140	3,208,739
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2016, RB	5.00%	07/01/2038	2,675	2,679,325
Houston (City of), TX;
Series 2015 A, Ref. RB	5.00%	11/15/2036	19,740	19,750,733
Series 2016 B, Ref. RB	5.00%	11/15/2036	12,000	12,094,687
Series 2017 A, Ref. GO Bonds	5.00%	03/01/2029	6,000	6,102,527
Series 2018 B, Ref. RB	5.00%	07/01/2043	2,000	2,054,539
Jarrell Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	1,055	1,144,001
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Joshua Farms Municipal Management District No 1; Series 2026, RB(d)	4.35%	09/01/2036	$1,355	$1,355,701
Lamar Consolidated Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	11,000	11,101,539
Leander (City of), TX;
Series 2025, GO Bonds	5.00%	08/15/2041	700	775,395
Series 2025, GO Bonds	5.00%	08/15/2042	1,350	1,486,229
Lewisville Independent School District;
Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	1,750	1,875,895
Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	1,750	1,910,064
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2019, Ref. RB	5.00%	05/15/2039	1,210	1,226,075
Series 2019, Ref. RB	5.00%	05/15/2044	375	378,641
Series 2023, Ref. RB (INS - AGI)(a)	5.00%	05/15/2042	1,250	1,348,965
Lowry Crossing (City of), TX (Simpson Road Public Improvement District);
Series 2025, RB(d)	4.25%	09/15/2030	289	292,632
Series 2025, RB(d)	4.75%	09/15/2035	320	333,120
Lubbock Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	1,160	1,291,661
Medina Valley Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	1,445	1,572,477
Montgomery (County of), TX Toll Road Authority (River Pionte); Series 2018, RB	5.00%	09/15/2043	4,000	4,002,024
New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living); Series 2025, Ref. RB	4.25%	10/01/2030	7,000	6,954,871
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(d)	4.00%	08/15/2036	2,000	1,877,322
North East Texas Regional Mobility Authority; Series 2025 A, Ref. RB	5.00%	01/01/2042	700	746,351
North Harris (County of), TX Regional Water Authority; Series 2016, Ref. RB	5.00%	12/15/2032	1,290	1,303,702
North Texas Tollway Authority;
Series 2017 A, Ref. RB	5.00%	01/01/2039	8,090	8,277,148
Series 2017 B, Ref. RB	5.00%	01/01/2043	8,165	8,224,803
Pasadena Independent School District;
Series 2018, GO Bonds(b)(c)	5.00%	02/15/2028	590	613,751
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	485	499,294
Pearland Independent School District;
Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	1,000	1,096,269
Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	275	299,260
Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	250	270,411
Port Arthur (Port of), TX Navigation District; Subseries 2010, VRD RB(e)	2.40%	11/01/2040	11,825	11,825,000
Red Oak Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	1,000	1,113,501
Richardson Independent School District; Series 2026, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2046	2,500	2,661,623
San Antonio (City of), TX;
Series 2016 C, Ref. RB	5.00%	05/15/2041	5,750	5,785,442
Series 2016, Ref. RB	5.00%	02/01/2031	2,145	2,152,211
Series 2024 A, RB	5.00%	02/01/2041	1,000	1,094,489
Series 2025, VRD RB(e)	2.10%	05/01/2055	5,790	5,790,000
Sienna Management District; Series 2021, GO Bonds (INS - BAM)(a)	2.00%	10/15/2030	555	504,378
Socorro Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	2,555	2,581,707
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	4,105	4,105,611
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health); Series 2026, Ref. RB	5.00%	11/15/2044	3,625	3,900,109
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	19,835	19,888,217
Temple (City of), TX;
Series 2025, Ref. GO Bonds	5.00%	08/01/2028	2,145	2,250,494
Series 2025, Ref. GO Bonds	5.00%	08/01/2029	1,000	1,069,267
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of);
Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	$5,000	$5,003,821
Series 2025, Ref. GO Bonds	5.00%	10/01/2042	5,020	5,582,186
Texas (State of) Water Development Board;
Series 2015 A, RB	5.00%	10/15/2040	6,195	6,198,507
Series 2017 A, RB	5.00%	10/15/2042	5,000	5,098,483
Texas (State of) Water Development Board (Master Trust); Series 2025, RB	5.00%	10/15/2032	1,250	1,408,800
Texas State University Board of Regents;
Series 2026 A, Ref. RB	5.00%	03/15/2045	1,600	1,735,329
Series 2026 A, Ref. RB	5.00%	03/15/2046	1,500	1,611,565
Tomball Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	2,450	2,716,264
Trophy Club (Town of), TX (Public Improvement District No. 1); Series 2025, Ref. RB	5.00%	09/01/2028	1,000	1,021,042
West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(a)	5.00%	08/15/2030	1,000	1,026,959
				319,790,504
Utah–0.64%
Downtown Revitalization Public Infrastructure District (SEG Redevelopment); Series 2025, RB (INS - AGI)(a)	5.00%	06/01/2029	1,100	1,171,247
Local Building Authority of Alpine School District (West School District);
Series 2025, RB	5.00%	03/15/2031	2,000	2,204,644
Series 2025, RB	5.00%	03/15/2032	1,800	2,012,597
Salt Lake City (City of), UT;
Series 2017 B, RB	5.00%	07/01/2042	8,100	8,213,365
Series 2025 B, RB	5.25%	07/01/2042	1,305	1,463,282
Utah (State of) Transit Authority; Series 2025, Ref. RB	5.00%	12/15/2032	2,500	2,831,277
				17,896,412
Vermont–0.04%
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center (The)); Series 2016 A, Ref. RB	5.00%	12/01/2032	1,120	1,121,143
Virginia–1.04%
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB (INS - AGI)(a)	5.00%	07/01/2041	4,910	4,913,451
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2021 A, RB(c)	5.00%	07/01/2026	5,000	5,009,184
Lynchburg (City of), VA Economic Development Authority;
Series 2026, RB	5.25%	01/01/2045	1,210	1,307,137
Series 2026, RB	5.25%	01/01/2046	480	513,522
Virginia (Commonwealth of) Port Authority;
Series 2025, RB	5.00%	07/01/2031	1,000	1,102,174
Series 2025, RB	5.00%	07/01/2032	1,000	1,117,085
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2023 B-3, RB	5.38%	09/01/2029	3,150	3,163,317
Series 2023, RB	6.50%	09/01/2043	3,250	3,591,669
Virginia Commonwealth University Health System Authority; Series 2024 B, Ref. VRD RB (LOC - TD Bank, N.A.)(e)(g)	2.10%	07/01/2037	4,795	4,795,000
Wise (County of), VA Industrial Development Authority; Series 2009, RB(b)	3.13%	10/01/2030	3,500	3,491,663
				29,004,202
Washington–3.97%
Bellevue (City of), WA; Series 2026, Ref. GO Bonds	5.00%	12/01/2045	875	955,658
Island (County of), WA South Whidbey School District No. 206;
Series 2025, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	1,000	1,118,353
Series 2025, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	1,000	1,107,654
Kent (City of), WA;
Series 2026, Ref. GO Bonds	5.00%	12/01/2044	700	768,499
Series 2026, Ref. GO Bonds	5.00%	12/01/2045	600	653,019
King (County of), WA;
Series 2025 B, Ref. VRD RB(e)	2.00%	01/01/2042	9,710	9,710,000
Series 2025, VRD RB(e)	2.07%	01/01/2065	9,600	9,600,000
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Lewis & Thurston (Counties of), WA Centralia School District No. 401; Series 2017, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	$3,795	$3,825,953
North Thurston Public Schools; Series 2024, Ref. GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	1,160	1,252,448
Pierce (County of), WA Bethel School District No. 403; Series 2024, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2042	1,585	1,740,606
Seattle (City of), WA; Series 2023 A, Ref. RB	5.00%	03/01/2039	4,260	4,673,091
Seattle (Port of), WA;
Series 2017, GO Bonds	5.00%	01/01/2037	3,500	3,539,246
Series 2017, GO Bonds	5.00%	01/01/2042	3,375	3,401,122
Snohomish (County of), WA Public Utility District No. 1;
Series 2025 B, Ref. RB	5.00%	12/01/2032	1,065	1,203,540
Series 2025 B, Ref. RB	5.00%	12/01/2039	1,670	1,882,020
Series 2025 B, Ref. RB	5.00%	12/01/2040	1,775	1,988,803
University of Washington; Series 2016 A, Ref. RB	5.25%	12/01/2046	10,850	10,915,634
Vancouver (City of), WA Housing Authority; Series 2026, RB	4.63%	02/01/2044	1,100	1,096,440
Washington (State of);
Series 2016 B, GO Bonds(b)(c)	5.00%	08/01/2026	2,500	2,509,605
Series 2017 A, COP	5.00%	07/01/2033	2,100	2,145,527
Series 2017 A, GO Bonds(b)(c)	5.00%	08/01/2026	1,230	1,234,726
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2032	1,940	1,943,823
Series 2012 A, RB	5.00%	10/01/2042	21,650	21,654,596
Series 2014 D, Ref. RB	5.00%	10/01/2041	5,000	5,002,379
Washington (State of) Housing Finance Commission; Series 2025 A-1, RB	4.08%	11/20/2041	2,283	2,206,696
Washington (State of) Housing Finance Commission (Horizon House); Series 2025 B-3, Ref. RB	4.38%	01/01/2033	5,000	5,007,720
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(d)	5.00%	01/01/2036	1,755	1,761,999
Washington (State of) Housing Finance Commission (Social Certificates);
Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	2,213	2,131,762
Series 2024-2, RB	4.08%	03/01/2050	5,922	5,784,000
				110,814,919
Wisconsin–2.27%
Fox Valley Technical College District; Series 2025 B, GO Bonds	5.00%	12/01/2032	1,705	1,907,445
University of Wisconsin Hospitals & Clinics; Series 2024 C, Ref. VRD RB(e)	2.00%	04/01/2054	5,000	5,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2039	3,745	3,751,083
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016, Ref. RB	5.00%	11/15/2036	6,650	6,663,337
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2026, Ref. RB	5.00%	06/01/2040	1,130	1,184,540
Wisconsin (State of) Health & Educational Facilities Authority (Capitol Lakes, Inc.); Series 2025 A, Ref. RB	5.00%	11/15/2035	2,000	2,001,345
Wisconsin (State of) Health & Educational Facilities Authority (Dickson Hollow Phase II); Series 2024, RB	5.45%	10/01/2039	500	529,998
Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB(b)(c)(d)	5.00%	07/01/2026	13,230	13,254,302
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Thedacare Health Inc.); Series 2025, Ref. RB	5.00%	04/01/2041	1,000	1,086,480
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health Corp. Obligated Group); Series 2026, Ref. RB	5.00%	12/01/2043	1,925	2,048,561
Wisconsin (State of) Public Finance Authority;
Series 2023, RB(d)	5.75%	07/01/2033	485	502,766
Series 2023, RB(d)	6.63%	07/01/2043	650	669,826
Series 2025, RB(d)	4.00%	07/15/2033	3,250	3,238,942
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(d)(f)	0.00%	12/15/2038	5,000	2,347,568
Wisconsin (State of) Public Finance Authority (Barton College); Series 2018 A, RB	5.00%	03/01/2028	575	575,408
Wisconsin (State of) Public Finance Authority (Bridgewater); Series 2024, RB(d)	5.63%	12/15/2030	1,240	1,241,173
Wisconsin (State of) Public Finance Authority (Campo Del Sol); Series 2025, RB(d)(f)	0.00%	12/15/2033	3,072	1,914,176
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Campus Real Estate Holding Corp., LLC);
Series 2025 A, Ref. RB	5.00%	06/01/2030	$750	$776,205
Series 2025 A, Ref. RB	5.00%	06/01/2035	1,115	1,180,282
Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2041	2,000	2,046,899
Wisconsin (State of) Public Finance Authority (Elevon); Series 2024, RB(d)	5.00%	07/15/2030	881	881,442
Wisconsin (State of) Public Finance Authority (Legacy Hills); Series 2025, Ref. RB(d)	6.00%	11/15/2045	3,000	3,000,933
Wisconsin (State of) Public Finance Authority (Milo Farms); Series 2025, RB(d)(f)	0.00%	12/15/2039	5,000	1,838,976
Wisconsin (State of) Public Finance Authority (PAFAF-Mid States Leasing LLC); Series 2025 A, RB	5.00%	12/31/2035	2,000	2,211,294
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	765	772,178
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center); Series 2016, Ref. RB	5.00%	06/01/2040	2,750	2,756,624
				63,381,783
Total Municipal Obligations (Cost $2,695,766,858)				2,722,995,899
			Shares
MuniFund Preferred Shares–1.19%
Nuveen AMT-Free Municipal Credit Income Fund; Series B(e)	2.02%		7,500,000	7,500,000
Nuveen AMT-Free Quality Municipal Income Fund; MFP, Series D	2.86%		12,000,000	12,000,000
Nuveen California AMT-Free Quality Municipal Income Fund; VRD(d)(e)	2.02%		13,800,000	13,800,000
Total MuniFund Preferred Shares (Cost $33,300,000)				33,300,000
TOTAL INVESTMENTS IN SECURITIES(i)–98.74% (Cost $2,729,066,858)				2,756,295,899
OTHER ASSETS LESS LIABILITIES–1.26%				35,274,773
NET ASSETS–100.00%				$2,791,570,672
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
MFP	– MuniFund Preferred Shares
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $169,689,007, which represented 6.08% of the Fund’s Net Assets.

(e)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(f)	Zero coupon bond issued at a discount.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2026.
(i)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2026, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Limited Term Municipal Income Fund